Inventory	6 Months Ended
Jun. 30, 2020
Inventory Disclosure [Abstract]
Inventory
5.	Inventory
Inventory consisted of the following:

	December 31, 2019	June 30, 2020
Terminal systems and components	$5.9	$5.7
Point-of-sale systems and components	2.6	2.7

Total inventory	$8.5	$8.4